Summary of number and weighted average exercise prices of cash settled deferred shares units (Details) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	74,371	64,735
Number of Options, Granted - Replacement awards	12,949	21,712
Number of Options, Exercised		(1,416)
Number of Options, Ending	80,062	79,091
Cash Settled Deferred Share Units [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Beginning
Beginning value
Number of Options, Granted - Replacement awards	49,230
Granted - Replacement awards, value	344
Number of Options, Exercised	(12,250)
Exercised, value	(74)
Number of Options, Change in fair value of DSUs
Change in fair value of DSUs, value	(131)
Number of Options, Ending	36,980
Ending, value	139